Business Segment and Geographic Data	12 Months Ended
Dec. 31, 2010
Business Segment and Geographic Data
Business Segment and Geographic Data
Note 18
Business Segment and Geographic Data:

Effective January 1, 2010, the Company reorganized its business into four operating units to better align its organization based upon the Company's management structure, products and services offered, markets served and types of customers. The Physician Domestic segment derives its primary revenues from XTRAC procedures performed by dermatologists, the sales of XTRAC laser sales, and the sales of skincare and LED products in the United States. The Physician International segment, in comparison, generates revenues from the sale of equipment, skincare and LED products to dermatologists outside the United States through a network of distributors. The Other Channels segment derives revenues by selling skincare and LED products to indoor tanning and spa markets and on-line and television retail consumer markets for home use on both a domestic and an international basis. The Surgical Products segment generates revenues by selling laser products and disposables to hospitals and surgery centers on both a domestic and an international basis. Management reviews financial information presented on an operating segment basis for the purposes of making certain operating decisions and assessing financial performance.

Unallocated operating expenses include costs that are not specific to a particular segment but are general to the group; included are expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Unallocated assets include cash, prepaid expenses and deposits. Goodwill of $12,793,455, $4,037,934 and $2,737,811 has been allocated to the Physician Domestic, Physician International and Other Channels segments, respectively, based upon the fair value of the reporting segments as of December 31, 2010.

The following tables reflect results of operations from our business segments for the periods indicated below:

Year ended December 31, 2010
	PHYSICIAN DOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$20,196,688	$8,381,136	$2,551,429	$3,672,282	$34,801,535
Costs of revenues	9,464,991	6,110,186	1,467,293	1,677,432	18,719,902
Gross profit	10,731,697	2,270,950	1,084,136	1,994,850	16,081,633
Gross profit %	53.1%	27.1%	42.5%	54.3%	46.2%

Allocated operating expenses:
Selling, general and administrative	10,868,939	1,061,952	643,107	183,103	12,757,101
Engineering and product development	470,400	375,633	373,597	123,726	1,343,356

Unallocated operating expenses	-	-	-	-	7,238,362
	11,339,339	1,437,585	1,016,704	306,828	21,338,819
Income (loss) from operations	(607,642)	833,365	67,432	1,688,021	(5,257,186)

Interest expense, net	-	-	-	-	(3,268,905)
Change in fair value of warrant	-	-	-	-	(197,098)

Net (loss) income	$(607,642)	$833,365	$67,432	$1,688,021	$(8,723,189)

Year ended December 31, 2009

	PHYSICIAN DOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$18,844,995	$6,665,199	$3,555,310	$3,622,580	$32,688,084
Costs of revenues	9,283,459	3,966,749	1,397,902	2,777,856	17,425,966
Gross profit	9,561,536	2,698,450	2,157,408	844,724	15,262,118
Gross profit %	50.7%	40.5%	60.7%	23.3%	46.7%

Allocated operating expenses:
Selling, general and administrative	12,169,919	1,557,889	622,831	242,692	14,593,331
Engineering and product development	310,508	184,729	173,163	469,325	1,137,725

Unallocated operating expenses	-	-	-	-	8,489,947
	12,480,427	1,742,618	795,994	712,023	24,221,003
Income (loss) from operations	(2,918,891)	955,832	1,361,414	132,707	(8,958,885)

Interest expense, net	-	-	-	-	(2,370,676)
Change in fair value of warrants	-	-	-	-	808,786

Net (loss) income	$(2,918,891)	$955,832	$1,361,414	$132,707	$(10,520,775)

Year ended December 31, 2008

	PHYSICIANDOMESTIC	PHYSICIAN INTERN'L	OTHER CHANNELS	SURGICAL PRODUCTS	TOTAL
Revenues	$21,058,919	$6,005,170	$1,968,155	$5,738,048	$34,770,292
Costs of revenues	9,663,486	2,657,928	696,388	3,977,515	16,995,317
Gross profit	11,395,433	3,347,242	1,271,767	1,760,533	17,774,975
Gross profit %	54.1%	55.7%	64.6%	30.7%	51.1%

Allocated operating expenses:
Selling, general and administrative	14,139,011	830,304	312,491	377,489	15,659,295
Engineering and product development	475,425	102,727	72,553	422,510	1,073,215

Unallocated operating expenses	-	-	-	-	11,137,812
	14,614,436	933,031	385,044	799,999	27,870,322
Income (loss) from operations	(3,219,003)	2,414,211	886,723	960,534	(10,095,347)

Interest expense, net	-	-	-	-	(1,032,597)
Change in fair value of warrant	-	-	-	-	-
Discontinued operations:	-	-	-	-
Income from discontinued operations					285,712
Loss on sale of discontinued operations	-	-	-	-	(448,675)

Net (loss) income	$(3,219,003)	$2,414,211	$886,723	$960,534	$(11,290,907)

	December 31,
Assets:	2010	2009
Total assets for reportable segments	$44,986,796	$49,890,944
Other unallocated assets	4,508,922	3,277,202
Consolidated total	$49,495,718	$53,168,146

For the years ended December 31, 2010, 2009 and 2008, there were no material net revenues attributed to an individual foreign country. Net revenues by geographic area were as follows:

	Year Ended December 31,
	2010	2009	2008
Domestic	$25,237,330	$25,624,725	$27,398,356
Foreign	9,564,205	7,063,359	7,371,936
	$34,801,535	$32,688,084	$34,770,292